OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Other Payables
OTHER PAYABLES

21. OTHER PAYABLES

The other payables primarily consist of contingent consideration payable as part of closing of the Expetitle Transaction. This was be released after twelve (12) months upon the satisfaction of the following terms and conditions: (i) the key employees from Expetitle remained at their current position with the Company for at least twelve (12) months after the Closing Date and (ii) Expetitle became licenced to operate in at least fifteen states, including the current states of operation, Florida, Georgia, and Texas.

	December 31, 2022	December 31, 2021
Other Payables	588	40
Contingent Consideration	600	-
Total Other Payables	1,188	40